Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Adjustments from Translations Recorded as a Separate Component of AOCI in Shareholders Equity - Balance Sheet Components
	December 31, 2013	December 31, 2012
Balance sheet items, except for equity accounts	6.1122	6.3086

Adjustments from Translations Recorded as a Separate Component of AOCI in Shareholders Equity - Statements of Income and Comprehensive Income Components
	For the year ended December 31,
	2013	2012
Items in the statements of income and comprehensive income, and statements of cash flows	6.1943	6.3116

Financial Instruments whose Contract Amounts Represent Credit Risk
	December 31, 2013	December 31, 2012
Guarantee	$59,692,091	$86,360,524